Dividend per ordinary share	6 Months Ended
Jun. 30, 2019
Disclosure of Dividends [abstract]
Dividend per ordinary share
17 Dividend per ordinary share

Dividends to shareholders of the parent
	Per ordinary share	Total
	(in EUR)	(in EUR million)
Dividends on ordinary shares:
In respect of 2017
- Final dividend, paid in cash in May 2018	0.43	1,673
In respect of 2018
- Interim dividend, paid in cash in August 2018	0.24	934
- Final dividend, paid in cash in May 2019	0.44	1,714
Total dividend in respect of 2018	0.68	2,648
In respect of 2019
- Interim dividend declared	0.24	935

On 23 April 2019, the Annual General Meeting of shareholders ratified the total dividend of EUR 0.68 per ordinary share of which EUR 0.24 was paid as an interim cash dividend during 2018. The final dividend was paid entirely in cash.

ING Groep N.V. is required to withhold tax of 15% on dividends paid.